Income Taxes Expense	6 Months Ended
Jun. 30, 2021
Income Taxes Expense
Income Taxes Expense

10. Income Taxes Expense

The current and deferred portion of income tax expenses included in the consolidated statements of operations are as follows:

	For the six months ended June 30,
	2020	2021
	US$	US$
Current tax expenses	3,200	25
Deferred tax benefits	—	—
Total	3,200	25

The Group’s effective tax rates were nil for the six months ended June 30, 2020 and 2021, respectively.

The Group recorded a full valuation allowance against deferred tax assets of all its consolidated entities because all entities were in a cumulative loss position as of December 31, 2020 and June 30, 2021. No unrecognized tax benefits and related interest and penalties were recorded in any of the periods presented.